Statements of Cash Flows (periods ending March 31, 2013 Unaudited) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,343)	$ (365,526)	$ (37,199)	$ (78,858)	$ (80,201)	$ (445,727)
Adjustments to reconcile Net (Loss) to net cash provided (used) by operating activities
Depreciation and amortization		949				949
Common stock issued for directors' fees				1,400	1,400	1,400
Change in operating assets and liabilities
Change in Inventory		(42,569)				(42,569)
Change in Prepaid expenses		9,752	(51,000)	(51,250)	(51,250)	(41,498)
Change in Interest payable		3,513	66	3,238	3,238	6,751
Change in Accounts payable		19,746		1,305	1,305	26,026
Change in Accrued liabilities	400	170,937	2,190	1,439	1,839	168,250
Net cash used in operating activities	(943)	(203,199)	(85,943)	(122,726)	(123,669)	(327,818)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets		(3,464)				(3,464)
Net cash (used) in investing activities		(3,464)				(3,464)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of promissory notes		11,000	100,000	126,000	126,000	137,000
Payment of promissory notes		(11,000)				(11,000)
Stockholders' additional paid-in capital	2,943			1,000	3,943
Redemption of common stock			(1,950)	(1,950)	(1,950)	(1,950)
Proceeds from issuance of common stock		140,000	2,943	67,500	67,500	212,393
Net cash provided by financing activities	2,943	140,000	100,993	192,550	195,493	336,443
Net increase in cash	2,000	(66,663)	15,050	69,824	71,824	5,161
Cash at beginning of period		71,824		2,000
Cash at end of period	2,000	5,161	15,050	71,824	71,824	5,161
Non-cash transactions:
Common stock issued for conversion of promissory notes payable		26,000				26,000
Acquisition of intangible assets with issuance of common stock				15,000	15,000	15,000
Common stock issued for directors' fees				$ 1,400	$ 1,400	$ 1,400